As filed with the Securities and Exchange Commission on December 12, 2006

1933 Act File No. 333-

1940 Act File No. 811-04438

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-2

☒	Registration Statement Under the Securities Act of 1933
☐	Pre-effective Amendment No. __
☐	Post-effective Amendment No. __

☒	Registration Statement Under the Investment Company Act of 1940
Amendment No. 20

ABERDEEN AUSTRALIA EQUITY FUND, INC.

(Exact name of Registrant as Specified in Charter)

800 Scudders Mill Road

Plainsboro, New Jersey 08536

(Address of Principal Executive Offices)

1-866-839-5205

(Registrant’s telephone number, including Area Code)

Mr. Christian Pittard

Aberdeen Asset Management Inc.

1735 Market Street, 37th Floor

Philadelphia, PA 19103

(Name and Address of Agent for Service)

Copies to:

Sander M. Bieber, Esq.	Cynthia G. Cobden, Esq.
Dechert LLP	Simpson Thacher & Bartlett LLP
1775 I Street, N.W.	425 Lexington Avenue
Washington, D.C. 20006	New York, NY 10017

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

If any of the securities being registered on this form are offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☐

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to section 8(c)

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed registration statement.

☒	This form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act of 1933 and the Securities Act registration number of the earlier effective registration statement for the same offering is 333-133618.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered (1)(2)	Proposed Maximum Offering Price Per Share (2)	Proposed Maximum Aggregate Offering Price (2)	Amount of Registration Fee (3)
Common Stock ($.01 par value)	258,000	$14.48	$3,735,840	$399.74

(1)	Includes shares that may be offered to the Underwriters pursuant to an option to cover over-allotments.

(2)	Estimated solely for the purpose of calculating the registration fee, pursuant to Rule 457(c) under the Securities Act of 1933, on the basis of market value per share on December 8, 2006.

EXPLANATORY NOTE AND INCORPORATION BY REFERENCE

Rule 462(b) Filing

This registration statement is being filed with respect to the registration of additional common shares of beneficial interest, $0.01 par value per share, of Aberdeen Australia Equity Fund, Inc., a corporation organized under the laws of the State of Maryland, pursuant to Rule 462(b) under the Securities Act of 1933, as amended. The contents of the earlier effective registration statement (File Nos. 333-133618 and 811-04438) are incorporated in this registration statement by reference.

Any required consents are listed on an Exhibit Index attached hereto and filed herewith.

PART C

Item 25.	Financial Statements and Exhibits

1. Financial Statements

Included in Part B of Registration Statement 333-133618.

2. Exhibits:

(a)(1)	Articles of Incorporation filed September 30, 1985.[1]

(a)(2)	Change of Address of Resident Agent filed November 17, 1997.[2]

(a)(3)	Articles Supplementary dated as of August 16, 2000.[3]

(a)(4)	Articles of Amendment effective May 1, 2001.[4]

(a)(5)	Articles of Amendment filed June 27, 2003.[5]

(a)(6)	Articles Supplementary dated as of May 12, 2006.[6]

(b)	Bylaws as amended and restated through June 7, 2006.[7]

(c)	Not Applicable.

(d)	Form of Share Certificate for Registrant’s Common Stock.[8]

(e)	Dividend Reinvestment and Cash Purchase Plan.[9]

(f)	Not applicable.

(g)(1)	Investment Management Agreement between the Registrant and Aberdeen Asset Management Asia Limited (the “Investment Manager”) dated as of March 8, 2004.[10]

(g)(2)	Investment Advisory Agreement among the Registrant, the Investment Manager and Aberdeen Asset Management Limited (the “Investment Adviser”) dated as of March 8, 2004.[11]

(h)	Form of Underwriting Agreement between the underwriters and the Registrant.[12]

(i)	Not applicable.

(j)(1)	Custodian Contract between the Registrant and State Street Bank and Trust Company (“State Street”) dated as of November 25, 1985.[13]

(j)(2)	Amendment to Custodian Contract between Registrant and State Street dated December 4, 1998.[14]

(j)(3)	Second Amendment to Custodian Contract between Registrant and State Street dated as of July 8, 2005.[15]

(k)(1)	Administration Agreement between the Registrant and Aberdeen Asset Management Inc., dated as of September 30, 2004.[16]

(k)(2)	Investor Relations Services Agreement between the Registrant and EquitiLink USA, Inc., dated as of March 1, 2000.[17]

(k)(3)	Assignment and Assumption of Investor Relations Services Agreement between EquitiLink USA, Inc. and Aberdeen Asset Management Inc. dated as of January 1, 2002.[18]

(k)(4)	Stock Transfer Agency Agreement by and between the Registrant and The Bank of New York dated as of July 19, 2004.[19]

(k)(5)	Amendment to Stock Transfer Agency Agreement between the Registrant and The Bank of New York dated November 10, 2004.[20]

(k)(6)	Sub-administration Agreement between Aberdeen Asset Management Inc. and Princeton Administrators, L.P. dated as of September 30, 2004.[21]

(l)(1)	Opinion and Consent of Dechert LLP.*

(l)(2)	Opinion and Consent of Venable LLP, Maryland counsel.[22]

(m)(1)	Form ADV, Non-Resident Investment Adviser Execution Page for Registrant’s Investment Adviser executed on January 3, 2006.[23]

(m)(2)	Form ADV, Non-Resident Investment Adviser Execution Page for Registrant’s Investment Manager executed on May 23, 2006.[24]

(n)	Consent of PricewaterhouseCoopers LLP, Independent Accountants.*

(o)	Not applicable.

(p)	Not applicable.

(q)	Not applicable.

(r)(1)	Code of Ethics for Registrant.[25]

(r)(2)	Code of Ethics for Investment Manager and Investment Adviser.[26]

(s)	Powers of Attorney.[27]

*Filed herewith.

[1]	Previously filed as exhibit (a)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[2]	Previously filed as exhibit (a)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[3]	Previously filed as exhibit (a)(4) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 30, 2001 (file nos. 811-04438 and 33-76060) and incorporated herein by reference.

[4]	Previously filed as exhibit (a)(4) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[5]	Previously filed as exhibit (a)(5) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2003 (file no. 811-04438) and incorporated herein by reference.

[6]	Previously filed as exhibit (a)(6) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[7]	Previously filed as exhibit (b) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[8]	Previously filed as exhibit (d) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[9]	Previously filed as exhibit (e) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on November 29, 2005 (file no. 333-127305) and incorporated herein by reference.

[10]	Previously filed as exhibit (g)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[11]	Previously filed as exhibit (g)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[12]	Previously filed as exhibit (h) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on December 12, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[13]	Previously filed as exhibit (j)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on November 29, 2005 (file no. 333-127305) and incorporated herein by reference.

[14]	Previously filed as exhibit (j)(4) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 30, 2001 (file nos. 811-04438 and 33-76060) and incorporated herein by reference.

[15]	Previously filed as exhibit (j)(3) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on November 29, 2005 (file no. 333-127305) and incorporated herein by reference.

[16]	Previously filed as exhibit (k)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[17]	Previously filed as exhibit (k)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[18]	Previously filed as exhibit (k)(3) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[19]	Previously filed as exhibit (k)(4) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[20]	Previously filed as exhibit (k)(5) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[21]	Previously filed as exhibit (k)(6) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on August 8, 2005 (file no. 333-127305) and incorporated herein by reference.

[22]	Previously filed as exhibit (l)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on December 12, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[23]	Previously filed as exhibit (m)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2005 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[24]	Previously filed as exhibit (m)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2005 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[25]	Previously filed as exhibit (r)(1) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2005 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[26]	Previously filed as exhibit (r)(2) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on July 18, 2006 (file no. 333-133618 and 811-04438) and incorporated herein by reference.

[27]	Previously filed as exhibit (s) to the Registrant’s registration statement filed on Form N-2 with the SEC via EDGAR on April 28, 2006 (file nos. 333-133618 and 811-04438) and incorporated herein by reference.

Item 26.	Marketing Arrangements

Reference is made to the underwriting agreement filed as exhibit (h).

Item 27.	Other Expenses of Issuance and Distribution

The following table sets forth estimated expenses to be incurred in connection with the offering (including the expenses per shares registered in Registration Statement File No. 333-133618):

Registration fees	$4,400
Printing	$81,000
Fees and expenses of qualification under state securities laws (including fees of counsel)	$15,000
Legal fees and expenses	$200,000
Auditing fees and expenses	$40,000
Miscellaneous	$10,000
Total	$350,400

Item 28.	Persons Controlled by or Under Common Control

None.

Item 29.	Number of Holders of Securities

As of October 31, 2006:

TITLE OF CLASS	NUMBER OF RECORD HOLDERS
Common Stock ($.01 par value per share)	11,590

Item 30.	Indemnification

Section 2-418 of the General Corporate Law of Maryland, the state in which the Registrant was organized, empowers a corporation, subject to certain limitations, to indemnify its directors and officers against expenses (including attorney’s fees, judgments, fines and certain settlements), including the advancement of expenses, actually and reasonably incurred by them in connection with any suit or proceeding to which they are a party. In order to obtain advancements on expenses a director or officer must, among other requirements stated in the Registrant’s bylaws, provide a written affirmation of good faith belief that the standard of conduct necessary for indemnification has been met and a written undertaking to repay any advance if it is determined that such standard was not met. Indemnification of directors and officers will not be provided when a director or officer shows willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office. The indemnification of directors and officers continues after such person has ceased being a director or officer, with regard to the duties performed while employed or in offices with the Registrant, and the benefits of indemnification inure to the heirs, executors and administrators of such person. Employees and agents who are not directors or officers of the Registrant may be indemnified.

Article IX of the Registrant’s bylaws (as amended to date) provides:

Section 1. Indemnification of Directors and Officers. The Corporation shall indemnify its Directors and officers to the fullest extent permitted by the Maryland General Corporation Law and the 1940 Act. The Corporation shall indemnify its Directors and officers who, while serving as Directors or officers, also serve at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, other enterprise or employee benefit plan to the fullest extent consistent with law. The indemnification and other rights provided by this Article shall continue as to a person who has ceased to be a Director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. This Article shall not protect any such person against any liability to the Company or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (“disabling conduct”).

Section 2. Advances. Any current or former Director or officer of the Corporation seeking indemnification within the scope of this Article shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with the matter as to which he is seeking indemnification in the manner and to the fullest extent permissible under the Maryland General Corporation Law and the 1940 Act, without a preliminary determination of entitlement to indemnification (except as provided below). The person seeking advances shall provide to the Corporation a written affirmation of his good faith belief that the standard of conduct necessary for indemnification by the Corporation has been met and a written undertaking to repay any such advance if it should ultimately be determined that the standard of conduct has not been met. In addition, at least one of the following additional conditions shall be met: (i) the person seeking advances shall provide security in form and amount acceptable to the Corporation for his undertaking; (ii) the Corporation is insured against losses arising by reason of the advance; or (iii) a majority of a quorum of Directors of the Corporation who are neither “interested persons” as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding (“disinterested non-party directors”), or independent legal counsel, in a written opinion, shall have determined, based on a review of facts readily available to the

Corporation at the time the advance is proposed to be made, that there is reason to believe that the person seeking indemnification will ultimately be found to be entitled to indemnification.

Section 3. Procedure. At the request of any person claiming indemnification under this Article, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the Maryland General Corporation Law and the 1940 Act, whether the standards required by this Article have been met. Indemnification shall be made only following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of disabling conduct or (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of disabling conduct by (A) the vote of a majority of a quorum of disinterested non-party directors or (B) an independent legal counsel in a written opinion.

Section 4. Indemnification of Employees and Agents. Employees and agents who are not officers or Directors of the Corporation and each Director Emeritus may be indemnified, and reasonable expenses may be advanced to such employee, agent or Director Emeritus, as may be provided by action of the Board of Directors or by contract, subject to any limitations imposed by the 1940 Act.

Section 5. Other Rights. The Board of Directors may make further provision consistent with law for indemnification and advance of expenses to any Director, Director Emeritus, officer, employee or agent by resolution, agreement or otherwise. The indemnification provided by this Article shall not be deemed exclusive of any other right, with respect to indemnification or otherwise, to which those seeking indemnification may be entitled under any insurance or other agreement or resolution of stockholders or disinterested directors or otherwise.

Section 6. Amendments. References in the Article are to the Maryland General Corporation Law and to the 1940 Act. Neither the amendment nor repeal of this Article IX, nor the adoption or amendment of any other provision of the Bylaws or Charter of the Corporation inconsistent with this Article IX, shall apply to or affect in any respect the applicability of this Article IX with respect to any act or failure to act which occurred prior to such amendment, repeal or adoption.

Section 7. Insurance. The Corporation may purchase and maintain insurance on behalf of any person who is or was a Director, Director Emeritus, officer, employee or agent of the Corporation or who, while a Director, Director Emeritus, officer, employee or agent of the Corporation, is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise or employee benefit plan, against any liability asserted against and incurred by such person in any such capacity or arising out of such person’s position; provided that no insurance may be purchased by the Corporation on behalf of any person against any liability to the Corporation or to its stockholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Reference is made to Section 3 of the Management Agreement, filed as Exhibit (g)(1), for provisions relating to limitation of liability of the Investment Manager. Reference is made to Section 3 of the Advisory Agreement, filed as Exhibit (g)(2), for provisions relating to limitation of liability of the Investment Adviser.

The Fund has entered into a separate agreement with each of the Fund’s Directors, pursuant to which the Fund has agreed to indemnify each Director against expenses reasonably incurred by such Director in a proceeding arising out of or in connection with the Director’s service to the Fund, to the maximum extent permitted by the Maryland General Corporation Law and the 1940 Act.

Bankgesellschaft Berlin AG (“BGB”) informed the Fund that BGB agreed to indemnify Mr. Moritz Sell in connection with his service as a Director of the Fund.

With respect to the offering of shares of the Fund by BGB pursuant to a registration statement on Form N-2 filed by the Fund on August 8, 2005 (the “2005 Registration Statement”), the Fund and BGB entered into an agreement pursuant to which they agreed to indemnify each other against certain liabilities, including liabilities under the 1933 Act. However, the agreement provides that the Fund will not indemnify BGB for any liability arising out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of Mr. Sell in his capacity as a Director of the Fund. Pursuant to sales agreements entered into by BGB with its selling brokers in connection with the 2005 Registration Statement, BGB agreed to indemnify the selling brokers in connection with the accuracy and completeness of the information provided by BGB to the Fund for inclusion in and/or preparation of the 2005 Registration Statement and in fact included therein. In connection with the 2005 Registration Statement, the Fund entered into agreements with each selling broker, pursuant to which the Fund agreed to indemnify each selling broker in connection with the accuracy and completeness of the information provided by the Fund for inclusion in the 2005 Registration Statement.

Insofar as indemnification for liability arising under the 1933 Act, may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of Investment Adviser

Name	Capacity, Name of Company (Principal Business Address)
Martin J. Gilbert	Chairman, FirstGroup plc 395 King Street Aberdeen AB24 5RP

Chairman, Chaucer Holdings PLC 9 Devonshire Square Culters Gardens London EC2M 4WL

Director, Templar Hotels Limited South Deeside Road Maryculter Aberdeenshire AB12 5GB

Director, Maryculter House Hotel Limited South Deeside Road Maryculter Aberdeenshire AB12 5GB

Director, Balgranach Properties Limited Investment House 6 Union Row Aberdeen AB10 1DQ

Director, Bogey One Limited One London Wall London EC2Y 5AB

Item 32.	Location of Accounts and Records

Aberdeen Asset Management Asia Limited 21 Church Street #01-01 Capital Square Two Singapore 049480	Aberdeen Asset Management Limited Level 6, 201 Kent Street Sydney, NSW 2000, Australia	Aberdeen Asset Management Inc. 1735 Market Street 37th Floor Philadelphia, PA 19103	Dechert LLP 1775 I Street N.W. Washington, DC 20006

For records pursuant to Rule 31a-1(f) and Rule 31a-2(e)	For records pursuant to Rule 31a-1(b)(5), (6), (7), (9), (10), (11) Rule 31a-1(f) Rule 31a-2(e)	For records pursuant to Rule 31a-2(a)(3) and Rule 31a-2(a)(5) and (6)	For records pursuant to Rule 31a-1(b)(4) and Rule 31a-2(a)(4), (5), (6)

Princeton Administrators L.P. 800 Scudders Mill Road Princeton, NJ 08536	The Bank of New York P.O. Box 11258 Church Street Station New York, New York 10286	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171	State Street Bank and Trust Company One Heritage Drive North Quincy, MA 02171

For records pursuant to Rule 31a-2(a)(1) and (2)	For records pursuant to Rule 31a- 1(b)(2)(iv)

For records pursuant to

Rule 31a-1(b)(1)

• With the exception of ‘the market on which effected’ and ‘the name of the person through or from whom purchased or received or to whom sold or delivered’, and

Rule 31a-1(b)(2) (i) (e) and (f)

For records pursuant to Rule 31a-1(b)(2)(i)(a), (b), (c) and (d)
Rule 31a-1(b)(2)(ii) Rule 31a-1(b)(2)(iii) Rule 31a-1(b)(3) Rule 31a-1(b)(8) Rule 31a-1(b)(12) Rule 31a-2(a)(1) and (2)

Item 33.	Management Services

Not applicable.

Item 34.	Undertakings

(1) The Registrant hereby undertakes to suspend the offering of Shares until the prospectus is amended if:

(a) Subsequent to the effective date of this registration statement, the net asset value declines more than ten percent from its net asset value as of the effective date of this registration statement; or

(b) The net asset value increases to an amount greater than the net proceeds as stated in the prospectus included in this registration statement.

(2) Not applicable.

(3) Not applicable.

(4) Not applicable.

(5) (a) The Registrant hereby undertakes that for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this registration statement in reliance upon Rule 430A and contained in a form of prospectus filed by the Registrant under Rule 497(h) under the Securities Act shall be deemed to be part of this registration statement as of the time it was declared effective.

(b) The Registrant hereby undertakes that for the purposes of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new Registration Statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

(6) The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia on this 12th day of December, 2006.

ABERDEEN AUSTRALIA EQUITY FUND, INC.

*
Martin J. Gilbert
President

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

* Neville J. Miles	Chairman	December 12, 2006

* Martin J. Gilbert	President	December 12, 2006

* Christian Pittard	Treasurer, Assistant Secretary	December 12, 2006

* Anthony E. Aaronson	Director	December 12, 2006

* David L. Elsum	Director	December 12, 2006

* William J. Potter	Director	December 12, 2006

* Peter D. Sacks	Director	December 12, 2006

* Moritz Sell	Director	December 12, 2006

* John T. Sheehy	Director	December 12, 2006

* Hugh Young	Director	December 12, 2006

*By	/s/ WENDY FOX
Wendy Fox
as Attorney-in-Fact

Exhibit Index

(l)(1) Opinion and Consent of Dechert LLP

(n) Consent of PricewaterhouseCoopers LLP, Independent Accountants